UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period: 10/31/14

Item 1.  Schedule of Investments.

	Astor Active Income ETF Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 96.2%
	DEBT FUND - 82.7%
6,779	Guggenheim Enhanced Short Duration ETF	$ 340,035
1,226	iShares iBoxx $ High Yield Corporate Bond ETF	113,442
385	iShares iBoxx $ Investment Grade Corporate Bond ETF	45,946
3,114	iShares Intermediate Credit Bond ETF	342,260
1,851	iShares Short Maturity Bond ETF	92,902
3,311	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	345,403
7,822	PowerShares Build America Bond Portfolio	232,626
12,051	PowerShares Senior Loan Portfolio	293,803
2,342	SPDR Blackstone / GSO Senior Loan ETF	115,484
		1,921,901
	EQUITY FUND - 13.5%
4,082	iShares High Dividend ETF	312,804

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,203,236)	2,234,705

	SHORT TERM INVESTMENTS - 3.0%
71,838	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.01% + (Cost 71,838)	71,838

	TOTAL INVESTMENTS - 99.2% (Cost $2,275,074)	$ 2,306,543
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	17,617
	NET ASSETS - 100.0%	$ 2,324,160

+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,275,074 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 42,771
	Unrealized Depreciation:	(11,302)
	Net Unrealized Appreciation:	$ 31,469

	Astor Long/Short ETF Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 95.7%
	ASSET ALLOCATION FUND - 2.9%
122,186	PowerShares DB US Dollar Index *	$ 2,821,275

	DEBT FUND - 8.9%
55,509	iShares iBoxx $ High Yield Corporate Bond ETF	5,136,248
74,997	SPDR Blackstone / GSO Senior Loan ETF	3,698,102
		8,834,350

	EQUITY FUND - 83.9%
242,502	First Trust Large Cap Core AlphaDEX Fund	10,788,914
93,745	First Trust Technology AlphaDEX Fund	3,074,836
37,548	Guggenheim S&P 500 Equal Weight ETF	2,931,748
137,459	Guggenheim S&P 500 Pure Value ETF	7,442,030
132,111	iShares Core S&P Total US Stock Market ETF	12,150,249
71,656	iShares Core S&P 500 ETF	14,545,451
113,203	iShares MSCI Emerging Markets ETF	4,771,506
61,054	iShares MSCI EAFE ETF	3,904,403
38,615	iShares Russell 2000 ETF	4,500,965
67,087	iShares US Real Estate ETF	5,030,183
124,991	iShares High Dividend ETF	9,578,060
48,978	iShares MSCI USA Minimum Volatility ETF	1,923,366
20,249	Powershares QQQ Trust Series 1	2,053,249
		82,694,960

	TOTAL EXCHANGE TRADED FUNDS ( Cost $87,647,621)	94,350,585

	SHORT-TERM INVESTMENTS - 4.3%
4,268,365	UB Institutional Trust Deposit 0.01% + (Cost $4,268,365)	4,268,365

	TOTAL INVESTMENTS - 100.0% ( Cost $91,915,986)(a)	$ 98,618,950
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(30,823)
	NET ASSETS - 100.0%	$ 98,588,127

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $91,915,986 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 6,807,897
	Unrealized Depreciation:	(104,933)
	Net Unrealized Appreciation:	$ 6,702,964

	Astor S.T.A.R. ETF Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUND - 1.4%
15,731	iShares Core Total US Bond Market ETF	$ 1,731,669

	EQUITY FUND - 96.3%
266,068	First Trust Consumer Discretionary AlphaDEX Fund	8,844,100
189,688	First Trust Consumer Staples AlphaDEX Fund	7,699,436
317,347	First Trust Energy AlphaDEX Fund	7,679,797
628,649	First Trust Financial AlphaDEX Fund	14,251,473
164,074	First Trust Health Care AlphaDEX Fund *	9,663,959
284,960	First Trust Industrials/Producer Durables AlphaDEX Fund	8,568,747
270,178	First Trust Large Cap Core AlphaDEX Fund	12,020,219
74,308	First Trust Materials AlphaDEX Fund	2,352,591
230,842	First Trust Mid Cap Core AlphaDEX Fund	11,966,849
258,514	First Trust Small Cap Core AlphaDEX Fund	12,395,746
487,426	First Trust Technology AlphaDEX Fund	15,987,574
201,730	First Trust Utilities AlphaDEX Fund	4,898,004
		116,328,495

	TOTAL EXCHANGE TRADED FUNDS ( Cost $112,545,649)	118,060,164

	SHORT-TERM INVESTMENTS - 2.3%
2,721,445	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.01% + (Cost 2,721,445)	2,721,445

	TOTAL INVESTMENTS - 100.0% ( Cost $115,267,094)(a)	$ 120,781,609
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(5,786)
	NET ASSETS - 100.0%	$ 120,775,823

*	Non-Income Producing Security
+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $115,267,094 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 6,365,677
	Unrealized Depreciation:	(851,162)
	Net Unrealized Appreciation:	$ 5,514,515

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

 Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2014,  for the Funds' assets and liabilities measured at fair value:

Astor Active Income ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,234,705	$ -	$ -	$ 2,234,705
Short-Term Investments	71,838	-	-	71,838
Total	$ 2,306,543	$ -	$ -	$ 2,306,543

Astor S.T.A.R. ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 118,060,164	$ -	$ -	$ 118,060,164
Short-Term Investments	2,721,445	-	-	2,721,445
Total	$ 120,781,609	$ -	$ -	$ 120,781,609
Astor Long/Short ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 94,350,585	$ -	$ -	$ 94,350,585
Short-Term Investments	4,268,365	-	-	4,268,365
Total	$ 98,618,950	$ -	$ -	$ 98,618,950

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.   It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/24/2014

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/24/2014